CREDIT FACILITIES (Details) $ in Thousands			6 Months Ended
	Apr. 23, 2018 USD ($)	May 14, 2015 installment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)
CREDIT FACILITIES
Total Credit Facilities			$ 250,000	$ 192,000
Deferred financing fees, net of accumulated amortisation			(16,060)	(2,690)
Total credit facilities, net of deferred financing fees			233,940	189,310
Repayments of debt	$ 192,000		$ 210,194	16,949
Production prepayment	11,800					$ 18,194	$ 30,000
Deferred financing fees paid	16,700
Total proved PV to Total Debt			9.00%
Number of monthly installment | installment		5
Bottom of range
CREDIT FACILITIES
Current ratio		1.0
Interest coverage ratio		2.0
Asset coverage ratio, consisting of PV9% to Total Debt		1.50
Top of range
CREDIT FACILITIES
Leverage ratio		4.0
Revolving Facility - Natixis (due October 2022)
CREDIT FACILITIES
Borrowing base	87,500
Maximum borrowing capacity	$ 250,000
Debt instrument, term			4 years 6 months
Letter of credit outstanding on credit facility			$ 12,000
Available borrowing capacity			75,500
Revolving Facility - Natixis (due October 2022) | Revolving Facility drawings
CREDIT FACILITIES
Total Credit Facilities					$ 20,000
Revolving Facility - Natixis (due October 2022) | LIBOR | Bottom of range
CREDIT FACILITIES
Adjustment to interest rate basis	2.50%
Revolving Facility - Natixis (due October 2022) | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis	3.50%
Revolving facility - Morgan Stanley (due May 2020)
CREDIT FACILITIES
Total Credit Facilities				67,000
Term Loan - Morgan Stanley (due April 2023)
CREDIT FACILITIES
Total Credit Facilities	$ 250,000		$ 250,000
Debt instrument, term			5 years
Term Loan - Morgan Stanley (due April 2023) | LIBOR | Bottom of range
CREDIT FACILITIES
Interest rate	9.00%
Term Loan - Morgan Stanley (due April 2023) | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis	8.00%
Term loan - Morgan Stanley (due October 2020)
CREDIT FACILITIES
Total Credit Facilities				$ 125,000